Stock-based compensation expense	12 Months Ended
Mar. 31, 2022
Compensation Related Costs [Abstract]
Stock-based compensation expense

Note 11 — Stock-based compensation expense

On May 4, 2020, the Company granted cashless options (the “Options”) to purchase 6,000,000 (pre-Reverse Stock Split) or 600,000 (post-Reverse Stock Split) ordinary shares of the Company at $0.05(pre-Reverse Stock Split) or $0.5 (post-reverse stock split) per share to Ms. Fung Ming Pang, the Company’s CFO and director. The Options vested 50% at the time when the Company’s ordinary shares began trading on the OTCQB on July 15, 2021 and 50% on July 15, 2022 and are exercisable for five years after the date of vesting.

The fair value of 600,000 (post-Reverse Stock Split) Options was calculated using Black Scholes model with the following assumptions:

Valuation date (the date of granting)	May 4, 2020	May 4, 2020
Number of shares	300,000	300,000
Vesting date	July 15, 2021	July 15, 2021
Maturity date	July 15, 2026	July 15, 2027
Fair value per share	$1.00	$1.00
Exercise price per share	$0.50	$0.50
Risk free rate	0.46%	0.46%
Dividend yield	0.00%	0.00%
Exercise multiple	2.80	2.80
Expected terms (years) from the date of granting	6.20	7.20
Expected volatility	48.73%	47.74%
Value per Option	$0.611983	$0.632

The non-cash stock-based compensation expense of $318,137 was included in general and administrative expenses for the year ended March 31, 2022. There was no such expense for the year ended March 31, 2021.

As of March 31, 2022, there were 300,000 Options outstanding and issued but not yet vested, representing the unrecognized share-based compensation expense of $54,506.

Stock option activity under the Company’s stock-based compensation plan is shown below:

	Number of Shares (post-Reverse Stock Split)	Average Exercise Price per Share (post-Reverse Stock Split)		Weighted Average Remaining Contractual Term in Years

Outstanding as of April 1, 2020	—	$	N/A	N/A
Exercisable as of April 1, 2020	—		N/A	N/A

Granted	600,000		$0.5	N/A
Exercised	—		—	—
Forfeited	—		—	—
Outstanding as of April 1, 2021	600,000		0.5	N/A
Exercisable as of April 1, 2021	—		—	—
	-		-
Granted	—		N/A	N/A
Exercised	(300,000)		$0.5	N/A
Forfeited	—		N/A	N/A
Outstanding as of March 31, 2022	300,000		$0.5	5.4
Exercisable as of March 31, 2022	—		$—	—